Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash	Note 6—Restricted Cash Restricted cash consists primarily of bank accounts held with financial institutions as security for the Project Facilities Agreement and the Temporary Import Bond Facilities.